CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares
Preferred Stock, par value | $ / shares	$ 0.0001
Preferred Stock, shares authorized	526,587
Preferred Stock, shares issued	526,587
Preferred Stock, shares outstanding	526,587
Preferred Stock, liquidation preference | $	$ 9,015
Class F Common Stock
Common Stock, par value | $ / shares	$ 0.0001
Common Stock, shares authorized	1,316,467
Common stock, shares issued	1,316,467
Common stock, shares outstanding	1,316,467
Common Stock
Common Stock, par value | $ / shares	$ 0.0001
Common Stock, shares authorized	2,401,881
Common stock, shares issued	2,401,881
Common stock, shares outstanding	2,401,881